 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-Q

________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22431

RiverPark Funds Trust

(Exact name of registrant as specified in charter)

________

156 West 56th Street, 17th Floor

New York, NY 10019

(Address of Principal Executive Office) (Zip Code)

Morty Schaja

156 West 56th Street, 17th Floor

New York, NY 10019

(Name and Address of Agent for Service)

With copies to:

Thomas R. Westle

Blank Rome LLP

405 Lexington Avenue

New York, New York 10174

(212) 484-2100

(Registrant's Telephone Number, including Area Code)

Date of fiscal year end: September 30, 2018

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments

RiverPark Large Growth Fund December 31, 2017 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 99.0%**
Consumer Discretionary – 29.3%
adidas ADR	9,150	$913
Amazon.com*	1,336	1,562
CarMax*	22,307	1,430
Dollar Tree*	18,594	1,996
Dollarama^	9,326	1,165
Las Vegas Sands	20,540	1,428
NIKE, Cl B	17,189	1,075
Priceline Group*	738	1,283
Starbucks	10,958	629
Ulta Beauty*	5,815	1,301
Walt Disney	12,943	1,391
		14,173
Energy – 6.0%
Cabot Oil & Gas, Cl A	22,618	647
EOG Resources	10,007	1,080
Schlumberger	17,228	1,161
		2,888
Financials – 17.9%
Affiliated Managers Group	3,212	659
BlackRock, Cl A	1,222	628
Charles Schwab	35,181	1,807
CME Group, Cl A	10,031	1,465
Intercontinental Exchange	14,194	1,001
TD Ameritrade Holding	20,764	1,062
The Blackstone Group LP (a)	63,802	2,043
		8,665
Health Care – 7.8%
Align Technology*	3,810	847
Illumina*	3,304	722
Intuitive Surgical*	2,769	1,010
IQVIA Holdings*	5,824	570
UnitedHealth Group	2,775	612
		3,761
Industrials – 1.3%
Northrop Grumman	1,959	601

Information Technology – 27.7%
Adobe Systems*	7,891	1,383
Alliance Data Systems	6,186	1,568
Alphabet, Cl A*	996	1,049
Alphabet, Cl C*	1,012	1,059
Apple	8,682	1,469
eBay*	31,936	1,205
Facebook, Cl A*	12,101	2,136
Mastercard, Cl A	9,617	1,456
Trimble*	15,495	629
Visa, Cl A	12,641	1,441
		13,395
Real Estate – 9.0%
American Tower REIT, Cl A	10,570	1,508
CBRE Group, Cl A*	30,184	1,307
Equinix REIT	3,350	1,519
		4,334
Total Common Stock
(Cost $27,458) (000)		47,817

Total Investments — 99.0%
(Cost $27,458) (000)		$47,817

As of December 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $48,320 (000).

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
^	Traded in Canadian Dollar.
(a)	Security considered Master Limited Partnership. At December 31, 2017, these securities amounted to $2,043 (000) or 4.2% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

REIT — Real Estate Investment Trust

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1500

RiverPark/Wedgewood Fund December 31, 2017 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 96.7%**
Consumer Discretionary – 19.9%
Priceline Group*	18,500	$32,148
Ross Stores	293,500	23,553
TJX	232,500	17,777
Tractor Supply	406,000	30,349
		103,827
Consumer Staples – 4.7%
Kraft Heinz	319,500	24,844

Energy – 9.9%
Core Laboratories	232,000	25,415
Schlumberger	390,500	26,316
		51,731
Financials – 11.7%
Berkshire Hathaway, Cl B*	222,000	44,005
Charles Schwab	334,000	17,158
		61,163
Health Care – 10.1%
Celgene*	217,000	22,646
Edwards Lifesciences*	269,500	30,376
		53,022
Industrials – 9.6%
Fastenal	525,000	28,712
Verisk Analytics, Cl A*	221,000	21,216
		49,928
Information Technology – 30.8%
Alphabet, Cl A*	31,000	32,655
Apple	217,000	36,723
Cognizant Technology Solutions, Cl A	224,500	15,944
PayPal Holdings*	220,000	16,196
QUALCOMM	440,000	28,169
Visa, Cl A	273,000	31,128
		160,815
Total Common Stock
(Cost $317,147) (000)		505,330

Total Investments — 96.7%
(Cost $317,147) (000)		$505,330

As of December 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $522,348 (000).

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1500

RiverPark Short Term High Yield Fund December 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Corporate Obligations — 69.9%
Consumer Discretionary – 22.2%
Caesars Entertainment Resort Properties
11.000%, 10/01/21	$14,604	$15,513
8.000%, 10/01/20	23,144	23,722
DISH DBS
4.250%, 04/01/18	20,912	21,043
International Automotive Components Group
9.125%, 06/01/18 (a)	23,165	22,948
MHGE Parent
8.500% cash/9.250% PIK 08/01/19 (a)	9,165	9,162
Michaels Stores
5.875%, 12/15/20 (a)	17,516	17,779
NAI Entertainment Holdings
5.000%, 08/01/18 (a)	17,277	17,320
PVH
4.500%, 12/15/22	7,352	7,517
Ruby Tuesday
7.625%, 05/15/20	15,998	16,425
Service International
7.625%, 10/01/18	9,752	10,191
Sotheby's
5.250%, 10/01/22 (a)	14,485	14,941
TEGNA
5.125%, 10/15/19	5,123	5,203
Time
5.750%, 04/15/22 (a)	13,302	13,934
		195,698
Consumer Staples – 9.1%
Cott Beverages
5.375%, 07/01/22	31,648	32,920
DS Services of America
10.000%, 09/01/21 (a)	24,062	25,265
Wells Enterprises
6.750%, 02/01/20 (a)	21,892	22,330
		80,515
Energy – 10.0%
Endeavor Energy Resources
7.000%, 08/15/21 (a)	17,307	17,925
Whiting Petroleum
5.000%, 03/15/19	68,210	70,035
		87,960
Financials – 10.3%
HRG Group
7.875%, 07/15/19	39,891	39,981
Icahn Enterprises
4.875%, 03/15/19	51,205	51,228
		91,209
Industrials – 3.9%
Clean Harbors
5.250%, 08/01/20	9,993	10,168
HC2 Holdings
11.000%, 12/01/19 (a)	7,470	7,629
Nielsen Finance
4.500%, 10/01/20	16,277	16,440
Orbital ATK
5.250%, 10/01/21	443	455
		34,692
Information Technology – 5.5%
Arrow Electronics
3.000%, 03/01/18	3,172	3,176
EMC
1.875%, 06/01/18	6,222	6,193
Everi Payments
10.000%, 01/15/22	20,885	22,517
Infor US
5.750%, 08/15/20 (a)	6,540	6,728
NXP BV
3.750%, 06/01/18 (a)	10,239	10,326
		48,940
Materials – 4.4%
Reynolds Group Issuer
5.750%, 10/15/20	12,595	12,800
Silgan Holdings
5.000%, 04/01/20	8,547	8,611
Westlake Chemical
4.625%, 02/15/21	16,620	17,119
		38,530
Real Estate – 3.7%
Homefed
6.500%, 10/01/19 (a)	17,489	17,576
Hunt
9.625%, 03/01/21 (a)	8,100	8,566
Select Income
2.850%, 02/01/18 ‡	6,431	6,431
		32,573
Telecommunication Services – 0.8%
Sprint Communications
9.000%, 11/15/18 (a)	6,312	6,652

Total Corporate Obligations
(Cost $616,906) (000)		616,769

Commercial Paper (b) — 14.0%
Boston Scientific
1.853%, 01/17/18	16,000	15,986
Church & Dwight
1.803%, 01/17/18	5,000	4,995
Constellation Brands
1.843%, 01/17/18	11,000	10,988
1.843%, 01/18/18	10,000	9,989
Hewlett Packard Enterprise
1.752%, 01/08/18	5,000	4,998
ITT
1.852%, 01/08/18	10,500	10,494
1.802%, 01/05/18	6,000	5,998
Kraft Heinz Foods
1.803%, 01/17/18	20,000	19,978

RiverPark Short Term High Yield Fund December 31, 2017 (Unaudited)

Description	Face Amount (000)/ Shares	Value (000)
Molex Electronic Technologies
1.752%, 01/08/18	$20,000	$19,990
Sherwin-Williams
2.104%, 01/19/18	20,000	19,982
Total Commercial Paper
(Cost $123,414) (000)		123,398

Convertible Bond — 6.1%
Brocade Communications Systems
1.375%, 01/01/20	53,420	54,355

Total Convertible Bond
(Cost $54,294) (000)		54,355

Preferred Stock — 0.3%
Arch Capital Group
6.750%	58,745	1,468
First Republic Bank
5.625%	10,966	274
PS Business Parks
6.000%‡	3,116	78
Vornado Realty Trust
6.625%‡	33,152	830
Total Preferred Stock
(Cost $2,666) (000)		2,650

Bank Loan Obligations — 8.3%
Crestwood Holdings
9.436%, 05/24/19 (c)	16,727	16,720
Dell International
3.070%, VAR LIBOR USD 1 Month+1.500%, 12/31/18	23,166	23,156
Eastman Kodak
7.507%, VAR LIBOR USD 1 Month+6.250%, 09/03/19	14,685	12,555
Internap
8.410%, VAR LIBOR USD 1 Month+7.000%, 04/06/22	3,750	3,783
Lee Enterprises
7.600%, VAR LIBOR USD 1 Month+6.250%, 03/31/19	2,590	2,590
Reddy Ice
6.875%, VAR LIBOR USD 1 Month+5.500%, 04/01/19	7,748	7,671
SunEdison
8.850%, VAR LIBOR USD 1 Month+7.500%, 05/02/18	6,790	6,778

Total Bank Loan Obligations
(Cost $75,383) (000)		73,253

Total Investments — 98.6%
(Cost $872,663) (000)		$870,425

The following is a list of the inputs used as of December 31, 2017 in valuing the Fund’s investments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$616,769	$—	$616,769
Commercial Paper	—	123,398	—	123,398
Convertible Bond	—	54,355	—	54,355
Preferred Stock	2,650	—	—	2,650
Bank Loan Obligations	—	73,253	—	73,253
Total Investments in Securities	$2,650	$867,775	$—	$870,425

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $882,536 (000).

‡	Real Estate Investment Trust
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

PIK — Payment-in-Kind

LIBOR — London Interbank Offered Rate

USD — United States Dollar

VAR — Variable Rate

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1500

RiverPark Long/Short Opportunity Fund December 31, 2017 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 98.4%**
Consumer Discretionary – 25.1%
adidas ADR	19,416	$1,937
Amazon.com *	2,826	3,305
CarMax *(b)	44,234	2,837
Dollar Tree * (a)	27,591	2,961
Dollarama ^	21,185	2,647
Las Vegas Sands (a)	676	47
NIKE, Cl B (a)	31,165	1,949
Priceline Group *(b)	1,371	2,382
Starbucks (b)	23,837	1,369
Ulta Beauty * (a)	10,036	2,244
Walt Disney (a) (b)	444	48
		21,726
Energy – 7.8%
Cabot Oil & Gas	41,624	1,190
EOG Resources	20,689	2,233
Schlumberger	31,699	2,136
Southwestern Energy * (a)	217,067	1,211
		6,770
Financials – 21.2%
Affiliated Managers Group	7,180	1,474
BlackRock, Cl A	2,442	1,255
Charles Schwab	69,904	3,591
CME Group, Cl A (a)	10,962	1,601
Intercontinental Exchange	27,539	1,943
TD Ameritrade Holding	56,523	2,890
The Blackstone Group LP (b) (c)	174,209	5,578
		18,332
Health Care – 7.1%
Align Technology *	6,824	1,516
Illumina *	8,656	1,891
Intuitive Surgical *(b)	5,199	1,897
IQVIA Holdings * (a)	8,912	873
		6,177
Industrials – 0.2%
Northrop Grumman (a)	553	170

Information Technology – 27.2%
Adobe Systems *	15,186	2,661
Alliance Data Systems (a)	8,701	2,205
Alphabet, Cl A *(a) (b)	1,864	1,964
Alphabet, Cl C *(a) (b)	1,476	1,544
Apple (b)	16,945	2,868
eBay *	70,382	2,656
Facebook, Cl A *	22,349	3,944
Mastercard, Cl A (b)	17,739	2,685
Trimble *(b)	32,650	1,327
Visa, Cl A (a) (b)	15,363	1,752
		23,606
Materials – 1.5%
Monsanto (b)	11,155	1,303

Real Estate – 8.3%
American Tower REIT, Cl A (a) (b)	12,428	1,773
CBRE Group, Cl A *	55,311	2,396
Equinix REIT	6,580	2,982
		7,151
Total Common Stock
(Cost $51,443) (000)		85,235

Total Investments — 98.4%
(Cost $51,443) (000)		$85,235

Schedule of Securities Sold Short, Not Yet Purchased
Common Stock — (48.7)%
Consumer Discretionary – (16.2)%
Best Buy	(9,909)	$(679)
BJ's Restaurants	(23,954)	(872)
Columbia Sportswear	(10,398)	(748)
Darden Restaurants	(9,965)	(957)
Discovery Communications, Cl A*	(26,975)	(603)
Gap	(19,471)	(663)
Garmin	(18,682)	(1,113)
Harley-Davidson	(28,993)	(1,475)
Kohl's	(8,298)	(450)
Nordstrom	(9,403)	(445)
Publicis Groupe	(18,536)	(1,260)
Red Robin Gourmet Burgers*	(16,794)	(947)
Sonic	(30,990)	(852)
Tapestry	(20,102)	(889)
Target	(6,890)	(450)
VF	(9,677)	(716)
WPP	(52,733)	(955)
		(14,074)
Consumer Staples – (9.4)%
Campbell Soup	(4,901)	(236)
Church & Dwight	(13,538)	(679)
Clorox	(4,818)	(717)
Coca-Cola	(28,521)	(1,309)
Colgate-Palmolive	(8,749)	(660)
Dr Pepper Snapple Group	(2,604)	(253)
Edgewell Personal Care*	(3,981)	(236)
General Mills	(4,176)	(248)
JM Smucker	(1,996)	(248)
Kellogg	(3,492)	(237)
Kimberly-Clark	(5,448)	(657)
Kroger	(16,260)	(447)
National Beverage	(1,976)	(192)
PepsiCo	(1,953)	(234)
Procter & Gamble	(7,053)	(648)
Spectrum Brands Holdings	(6,193)	(696)

RiverPark Long/Short Opportunity Fund December 31, 2017 (Unaudited)

Description	Shares	Value (000)
Wal-Mart Stores	(4,477)	$(442)
		(8,139)
Health Care – (1.0)%
Cerner*	(12,571)	(847)

Industrials – (3.6)%
American Airlines Group	(9,520)	(495)
Delta Air Lines	(8,973)	(503)
Nielsen Holdings	(30,976)	(1,127)
United Continental Holdings*	(7,595)	(512)
WW Grainger	(2,218)	(524)
		(3,161)
Information Technology – (10.1)%
Cars.com*	(27,771)	(801)
Cimpress*	(5,762)	(691)
CommScope Holding*	(38,798)	(1,468)
Corning	(28,674)	(917)
Flex*	(99,567)	(1,791)
International Business Machines	(11,496)	(1,764)
Western Union	(68,093)	(1,294)
		(8,726)
Real Estate – (3.4)%
Iron Mountain REIT	(44,870)	(1,693)
Simon Property Group REIT	(7,066)	(1,214)
		(2,907)
Telecommunication Services – (5.0)%
AT&T	(41,261)	(1,604)
Cogent Communications Holdings	(25,385)	(1,150)
Verizon Communications	(29,230)	(1,547)
		(4,301)
Total Common Stock
(Proceeds $38,312) (000)		(42,155)

Total Securities Sold Short, Not Yet Purchased
(Proceeds $38,312) (000)		$(42,155)
Purchased Options (d) — 0.1%
Total Purchased Options
(Cost $977) (000)		$88
Written Options (d) — 0.0%
Total Written Options
(Premiums Received $386) (000)		$(35)

The following is a list of the inputs used as of December 31, 2017 in valuing the Fund’s investments, securities sold short, not yet purchased, and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$85,235	$—	$—	$85,235
Total Investments in Securities	$85,235	$—	$—	$85,235

Securities Sold Short, Not Yet Purchased	Level 1	Level 2	Level 3	Total
Common Stock	$(42,155)	$—	$—	$(42,155)
Total Securities Sold Short, Not Yet Purchased	$(42,155)	$—	$—	$(42,155)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$88	$—	$—	$88
Written Options	(35)	—	—	(35)
Total Return Swaps‡	—	—	—	—
Total Other Financial Instruments	$53	$—	$—	$53

‡	Total return swaps are valued at the unrealized appreciation (depreciation) on the instrument. The total return swaps reset monthly, as such there was $0 unrealized appreciation (depreciation) as of December 31, 2017. The swaps are considered Level 2.

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

RiverPark Long/Short Opportunity Fund December 31, 2017 (Unaudited)

A list of the open option contracts held by the Fund at December 31, 2017, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.1%
Put Options
January 18 Puts on SPX*	86	$22,993	$2,560.00	01/19/18	$38
PowerShares QQQ Trust Series 1*	1,500	23,364	147.00	01/19/18	50
Total Purchased Options		$46,357			$88

WRITTEN OPTIONS — 0.0%
Put Options
January 18 Puts on SPX*	(86)	$(22,993)	2,400.00	01/19/18	$(15)
PowerShares QQQ Trust Series 1*	(1,500)	(23,364)	138.00	01/19/18	(20)
Total Written Options		$(46,357)			$(35)

A list of open swap agreements held by the Fund at December 31, 2017 was as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Notional Amount	Value (000)	Net Unrealized Appreciation (Depreciation) (000)
Goldman Sachs	Alliance Data Systems	Fed Funds 1-Day - 0.45%	Total Return	Monthly	09/13/2018	2,156	$547	$–
Goldman Sachs	Alliance Data Systems	LIBOR 1-Month - 0.50%	Total Return	Monthly	02/06/2018	5,112	1,296	–
Goldman Sachs	Alphabet, Cl A	LIBOR 1-Month - 0.50%	Total Return	Monthly	09/11/2018	57	60	–
Goldman Sachs	Alphabet, Cl C	LIBOR 1-Month - 0.50%	Total Return	Monthly	09/11/2018	464	486	–
Goldman Sachs	American Tower	LIBOR 1-Month - 0.45%	Total Return	Monthly	10/12/2018	8,599	1,227	–
Goldman Sachs	CME Group	LIBOR 1-Month - 0.45%	Total Return	Monthly	10/12/2018	5,547	810	–
Goldman Sachs	Dollar Tree	LIBOR 1-Month - 0.50%	Total Return	Monthly	02/22/2018	8,941	959	–
Goldman Sachs	Dollar Tree	Fed Funds 1-Day - 0.45%	Total Return	Monthly	10/24/2018	1,727	185	–
Goldman Sachs	Dollar Tree	LIBOR 1-Month - 0.50%	Total Return	Monthly	02/22/2018	3,001	322	–
Goldman Sachs	IQVIA Holdings	LIBOR 1-Month - 0.50%	Total Return	Monthly	12/07/2018	1,516	148	–
Goldman Sachs	Las Vegas Sands	LIBOR 1-Month - 0.50%	Total Return	Monthly	09/11/2018	17,647	1,226	–
Goldman Sachs	Las Vegas Sands	LIBOR 1-Month - 0.50%	Total Return	Monthly	02/22/2018	21,901	1,522	–
Goldman Sachs	Nike	LIBOR 1-Month - 0.50%	Total Return	Monthly	04/18/2018	2,703	169	–
Goldman Sachs	Northrup Grumman	LIBOR 1-Month - 0.50%	Total Return	Monthly	12/19/2018	2,958	908	–
Goldman Sachs	Pacira Pharmaceuticals	LIBOR 1-Month - 0.50%	Total Return	Monthly	12/28/2018	32,624	1,489	–
Goldman Sachs	Realogy Holdings	LIBOR 1-Month - 0.50%	Total Return	Monthly	08/17/2018	31,843	844	–
Goldman Sachs	Realogy Holdings	LIBOR 1-Month - 0.50%	Total Return	Monthly	08/17/2018	21,690	575	–
Goldman Sachs	Southwestern Energy	LIBOR 1-Month - 0.50%	Total Return	Monthly	02/23/2018	28,721	160	–
Goldman Sachs	Southwestern Energy	Fed Funds 1-Day - 0.45%	Total Return	Monthly	06/14/2018	71,196	397	–
Goldman Sachs	Southwestern Energy	LIBOR 1-Month - 0.50%	Total Return	Monthly	08/17/2018	73,100	408	–
Goldman Sachs	Ulta Beauty	LIBOR 1-Month - 0.50%	Total Return	Monthly	12/05/2018	2,455	549	–
Goldman Sachs	UnitedHealth Group	LIBOR 1-Month - 0.50%	Total Return	Monthly	11/30/2018	777	171	–
Goldman Sachs	UnitedHealth Group	LIBOR 1-Month - 0.50%	Total Return	Monthly	11/30/2018	4,273	942	–
Goldman Sachs	Visa	LIBOR 1-Month - 0.50%	Total Return	Monthly	02/13/2018	641	73	–
Goldman Sachs	Visa	Fed Funds 1-Day - 0.45%	Total Return	Monthly	06/06/2018	8,734	996	–
Goldman Sachs	Walt Disney	LIBOR 1-Month - 0.50%	Total Return	Monthly	09/20/2018	26,228	2,820	–
								$–

Percentages are based on Net Assets of $86,654 (000).

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
^	Traded in Canadian Dollar.
(a)	Underlying security for a total return swap.
(b)	All or a portion of this security has been committed as collateral for open short positions.
(c)	Security considered Master Limited Partnership. At December 31, 2017, these securities amounted to $5,578 (000) or 6.4% of Net Assets.
(d)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

Cl — Class

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

REIT — Real Estate Investment Trust

SPX — Standard & Poor’s 500 Index

Amounts designated as “— “ are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1500

RiverPark Strategic Income Fund December 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Corporate Obligations — 68.9%
Consumer Discretionary – 23.1%
American Axle & Manufacturing
6.500%, 04/01/27 (a)	$926	$983
Brunswick
4.625%, 05/15/21 (a)	7,016	7,132
Comcast
3.300%, 02/01/27	314	320
3.000%, 02/01/24	157	158
Dollar Tree
5.750%, 03/01/23	9,313	9,773
DPH Holdings
6.550%, 06/15/06 (b)	96,848	—
Ford Motor Credit
2.339%, VAR ICE LIBOR USD 3 Month+0.790%, 06/12/20	13,278	13,370
Hot Topic
9.250%, 06/15/21 (a)	1,024	978
International Automotive Components Group
9.125%, 06/01/18 (a)	11,438	11,331
LBI Media
10.000%, 04/15/19 (a)	4,628	4,622
Mattel
3.150%, 03/15/23	800	693
MHGE Parent
8.500% cash/9.250% PIK, 08/01/19 (a)	4,572	4,571
Michaels Stores
5.875%, 12/15/20 (a)	8,759	8,890
Netflix
4.875%, 04/15/28 (a)	525	515
Postmedia Network
8.250%, 07/15/21 (a)	1,343	1,021
Ruby Tuesday
7.625%, 05/15/20	2,977	3,056
Salem Media Group
6.750%, 06/01/24 (a)	821	821
Sirius XM Radio
5.000%, 08/01/27 (a)	2,362	2,380
SiTV
10.375%, 07/01/19 (a)	6,315	4,294
Tapestry
4.250%, 04/01/25	5,614	5,774
4.125%, 07/15/27	638	644
3.000%, 07/15/22	638	637
TEGNA
5.125%, 10/15/19	2,290	2,326
Time
5.750%, 04/15/22 (a)	6,129	6,420
Walt Disney
2.950%, 06/15/27	319	318
		91,027
Consumer Staples – 9.4%
BI-LO
9.250%, 02/15/19 (a)	5,252	5,029
Carolina Beverage Group
10.625%, 08/01/18 (a)	9,539	9,622
Cott Beverages
5.375%, 07/01/22	5,491	5,712
DS Services of America
10.000%, 09/01/21 (a)	10,658	11,191
Fresh Market
9.750%, 05/01/23 (a)	3,439	2,171
Southern States Cooperative
10.000%, 08/15/21 (a)	3,196	3,212
		36,937
Energy – 5.0%
Crestwood Midstream Partners
6.250%, 04/01/23	3,505	3,660
Golar LNG Partners
5.846%, VAR ICE LIBOR USD 3 Month+4.400%, 05/22/20	3,800	3,705
Jones Energy Holdings
9.250%, 03/15/23	3,895	2,979
McDermott International
8.000%, 05/01/21 (a)	2,733	2,823
Sanjel
7.500%, 06/19/19 (a) (b)	2,700	—
Westmoreland Coal
8.750%, 01/01/22 (a)	4,664	2,122
Whiting Petroleum
5.000%, 03/15/19	4,071	4,180
		19,469
Financials – 0.2%
Toll Road Investors Partnership
3.151%, 02/15/45 (a) (c)	3,721	947

Industrials – 15.9%
America West Airlines Pass-Through Trust, Ser 2000-1
8.057%, 07/02/20	261	294
Borealis Finance
7.500%, 11/16/22 (a)	1,688	1,690
Continental Airlines Pass-Through Trust, Ser 2000-2, Cl A1
7.707%, 04/02/21	824	903
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C2
6.236%, 03/15/20	209	215
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/22	699	763
Eagle Bulk Shipco
8.250%, 11/28/22	1,000	1,009
Euronav Luxembourg
7.500%, 05/31/22 (a)	1,800	1,812

RiverPark Strategic Income Fund December 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
FXI Holdings
7.875%, 11/01/24 (a)	$2,839	$2,840
HC2 Holdings
11.000%, 12/01/19 (a)	10,200	10,417
Mueller Industries
6.000%, 03/01/27	18,398	18,904
Spirit AeroSystems
5.250%, 03/15/22	10,610	10,934
Stolt-Nielsen
6.375%, 09/21/22	6,700	6,566
Triumph Group
7.750%, 08/15/25 (a)	1,243	1,322
Xerium Technologies
9.500%, 08/15/21	4,645	4,715
		62,384
Information Technology – 3.3%
Activision Blizzard
6.125%, 09/15/23 (a)	9,929	10,528
Apple
1.903%, VAR ICE LIBOR USD 3 Month+0.500%, 02/09/22	627	636
DXC Technology
2.431%, VAR ICE LIBOR USD 3 Month+0.950%, 03/01/21	1,150	1,153
j2 Cloud Services
6.000%, 07/15/25 (a)	638	675
		12,992
Materials – 5.5%
Hexion
13.750%, 02/01/22 (a)	2,304	1,901
10.375%, 02/01/22 (a)	4,230	3,958
10.000%, 04/15/20	1,887	1,802
INVISTA Finance
4.250%, 10/15/19 (a)	1,831	1,863
Kraton Polymers
10.500%, 04/15/23 (a)	4,567	5,183
NOVA Chemicals
5.250%, 06/01/27 (a)	2,127	2,127
Real Alloy Holding
10.000%, 01/15/19 (a) (b)	4,012	2,909
Sherritt International
7.500%, 09/24/23	3,086	2,013
		21,756
Real Estate – 5.5%
Avison Young Canada
9.500%, 12/15/21 (a)	1,901	1,935
Crescent Communities
8.875%, 10/15/21 (a)	2,265	2,412
Homefed
6.500%, 10/01/19 (a)	8,378	8,420
SBA Tower Trust
3.598%, 04/10/18 (a)	8,847	8,844
		21,611
Telecommunication Services – 1.0%
T-Mobile USA
6.125%, 01/15/22	3,826	3,956

Total Corporate Obligations
(Cost $278,479) (000)		271,079

Commercial Paper (c) — 11.4%
Constellation Brands
1.903%, 01/22/18	8,703	8,691
Kansas City Southern
1.785%, 01/04/18	10,394	10,390
Molex Electronic Technologies
1.683%, 01/16/18	9,664	9,655
Sherwin-Williams
1.854%, 01/22/18	8,123	8,115
Viacom
2.203%, 01/23/18	7,917	7,907
Total Commercial Paper
(Cost $44,764) (000)		44,758

Convertible Bonds — 1.1%
ModusLink Global Solutions
5.250%, 03/01/19	698	697
Prospect Capital
5.750%, 03/15/18	3,135	3,204
Scorpio Tankers
2.375%, 07/01/19 (a)	508	459
Total Convertible Bonds
(Cost $4,247) (000)		4,360

Bank Loan Obligations — 14.8%
Appvion
10.745%, 07/02/18 (d)	346	346
10.642%, 07/02/18 (d)	630	630
8.052%, 07/02/18 (d)	3,659	3,647
0.000%, 07/02/18 (e)	362	362
Dell International
3.570%, VAR LIBOR USD 1 Month+2.000%, 09/07/23	2,840	2,838
3.100%, VAR LIBOR USD 1 Month+1.750%, 09/07/21	3,417	3,415
Eastman Kodak
7.507%, VAR LIBOR USD 1 Month+6.250%, 09/03/19	5,418	4,632
Envigo Holdings
9.870%, VAR LIBOR USD 1 Month+8.500%, 10/31/21	3,716	3,697
0.000%, 12/31/18 (e)	3,813	3,737
Fram Group Holdings
8.100%, VAR LIBOR USD 1 Month+6.750%, 12/23/21	3,501	3,528
Internap
8.410%, VAR LIBOR USD 1 Month+7.000%, 04/06/22	5,660	5,710

RiverPark Strategic Income Fund December 31, 2017 (Unaudited)

Description	Face Amount (000)/ Shares	Value (000)
Kingpin Holdings
5.730%, VAR LIBOR USD 1 Month+4.250%, 06/29/24	$1,269	$1,281
5.610%, VAR LIBOR USD 1 Month+4.250%, 06/29/24	3	3
Lee Enterprises
12.000%, 12/15/22	3,029	3,120
7.600%, VAR LIBOR USD 1 Month+6.250%, 03/31/19	356	356
LSC Communications
6.840%, VAR LIBOR USD 1 Month+5.500%, 09/30/22	4,047	4,050
Melissa & Doug
5.833%, VAR LIBOR USD 1 Month+4.500%, 06/19/24	2,544	2,556
Reddy Ice
6.875%, VAR LIBOR USD 1 Month+5.500%, 05/01/19	5,432	5,377
Travel Leaders Group
5.919%, VAR LIBOR USD 1 Month+4.500%, 01/25/24	310	314
Young Innovations
5.403%, VAR LIBOR USD 1 Month+4.000%, 11/06/24	6,832	6,815
0.000%, 11/06/24 (e)	1,708	1,704

Total Bank Loan Obligations
(Cost $58,395) (000)		58,118

Total Investments — 96.2%
(Cost $385,885) (000)		$378,315

Schedule of Securities Sold Short, Not Yet Purchased
Corporate Obligations — (3.7)%
Consumer Discretionary – (1.3)%
L Brands
5.625%, 10/15/23	$(2,000)	$(2,168)
Mattel
3.150%, 03/15/23	(2,000)	(1,732)
Target
3.500%, 07/01/24	(1,000)	(1,043)
		(4,943)
Consumer Staples – (0.6)%
Conagra Brands
7.125%, 10/01/26	(1,000)	(1,222)
Reckitt Benckiser Treasury Services
3.000%, 06/26/27 (a)	(1,000)	(978)
		(2,200)
Financials – (0.5)%
Barclays
5.200%, 05/12/26	(2,000)	(2,137)

Industrials – (0.8)%
Covanta Holding
5.875%, 03/01/24	(2,000)	(2,035)
WW Grainger
4.600%, 06/15/45	(1,000)	(1,097)
		(3,132)
Information Technology – (0.3)%
Lam Research
3.800%, 03/15/25	(1,000)	(1,041)

Real Estate – (0.3)%
DDR
4.700%, 06/01/27 ‡	(1,000)	(1,049)

Total Corporate Obligations
(Proceeds $14,471) (000)		(14,502)

Exchange-Traded Fund — (1.1)%
iShares iBoxx $ High Yield Corporate Bond ETF	(50,000)	(4,363)
Total Exchange-Traded Fund
(Proceeds $4,373) (000)		(4,363)

Total Securities Sold Short, Not Yet Purchased
(Proceeds $18,844) (000)		$(18,865)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2017 is as follows:

Counterparty	Maturity Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation (Depreciation) (000)
Brown Brothers Harriman	01/05/18	EUR	384	USD	454	$(7)
Brown Brothers Harriman	01/05/18	CAD	3,826	USD	2,991	(53)
Brown Brothers Harriman	01/05/18	USD	454	EUR	384	7
						$(53)

RiverPark Strategic Income Fund December 31, 2017 (Unaudited)

The following is a list of the inputs used as of December 31, 2017 in valuing the Fund’s investments, securities sold short, not yet purchased, and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$271,079	$—	$271,079
Commercial Paper	—	44,758	—	44,758
Convertible Bonds	—	4,360	—	4,360
Bank Loan Obligations	—	58,118	—	58,118
Total Investments in Securities	$—	$378,315	$—	$378,315

Securities Sold Short, Not Yet Purchased	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$(14,502)	$—	$(14,502)
Exchange-Traded Fund	(4,363)	—	—	(4,363)
Total Securities Sold Short, Not Yet Purchased	$(4,363)	$(14,502)	$—	$(18,865)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards**
Unrealized Appreciation	$—	$7	$—	$7
Unrealized Depreciation	—	(60)	—	(60)
Total Other Financial Instruments	$—	$(53)	$—	$(53)

**	Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $393,408 (000).

‡	Real Estate Investment Trust
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b)	Security in default on interest payments.
(c)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)	Unsettled bank loan. Interest rate not available.

CAD — Canadian Dollar

Cl — Class

ETF — Exchange-Traded Fund

EUR — Euro

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

PIK — Payment-in-Kind

Ser — Series

USD — United States Dollar

VAR — Variable Rate

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1500

RiverPark Focused Value Fund December 31, 2017 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 96.3%**
Consumer Discretionary – 16.0%
Las Vegas Sands	29,900	$2,078
Lear	8,600	1,519
Liberty Global *	58,800	1,990
Liberty Global, Cl A *	6,000	215
Liberty Global LiLAC, Cl A *	9,227	186
Liberty Interactive QVC Group, Cl A *	49,600	1,211
		7,199
Energy – 11.7%
Magellan Midstream Partners LP (a)	18,900	1,341
Marathon Petroleum	59,600	3,932
		5,273
Financials – 9.6%
Ally Financial	86,700	2,528
The Blackstone Group LP (a)	56,700	1,816
		4,344
Health Care – 10.9%
Allergan	9,300	1,521
Anthem	7,000	1,575
Express Scripts Holding *	24,100	1,799
		4,895
Industrials – 9.9%
AerCap Holdings *	39,900	2,099
Macquarie Infrastructure	36,600	2,350
		4,449
Information Technology – 11.2%
Alliance Data Systems	8,500	2,154
Broadcom	4,000	1,028
Western Digital	23,500	1,869
		5,051
Materials – 11.0%
CF Industries Holdings	65,200	2,774
LyondellBasell Industries, Cl A	19,800	2,184
		4,958
Real Estate – 9.8%
American Tower REIT, Cl A	7,800	1,113
Colony NorthStar REIT, Cl A	171,200	1,953
Realogy Holdings	50,200	1,330
		4,396
Utilities – 6.2%
Calpine *	79,900	1,209
Vistra Energy *	86,300	1,581
		2,790
Total Common Stock
(Cost $38,929) (000)		43,355

Total Investments — 96.3%
(Cost $38,929) (000)		$43,355

As of December 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $45,031 (000).

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Security considered Master Limited Partnership. At December 31, 2017, these securities amounted to $3,157 (000) or 7.0% of Net Assets.

Cl — Class

LP — Limited Partnership

REIT — Real Estate Investment Trust

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1500

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverPark Funds Trust

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja
President

Date: February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja
President

Date: February 28, 2018

By (Signature and Title)*	/s/ Stephen P. Connors
Stephen P. Connors
Chief Financial Officer and Treasurer

Date: February 28, 2018

*	Print the name and title of each signing officer under his or her signature.